NEWBUILDINGS (Details) $ in Millions	6 Months Ended
Jun. 30, 2016 USD ($) containership
Property, Plant and Equipment [Line Items]
Construction in Progress, Gross	$ 176.7
Interest Costs Capitalized	$ 0.7
9,300 - 9,500 TEU Container vessel [Member]
Property, Plant and Equipment [Line Items]
Number of newbuilding container vessels delivered | containership	2